04018987

File Number: 85-10203	
For the reporting period Ended December 31, 2003	

SEC MAIL PROCESSING SECTION
RECEIVED
MAR 31 2004
WASH. D.C. 158

OMB APPROVAL	
OMB Number:	3235-0337
Expires:	July 31, 2003
Estimated average burden hours per full response	600
Estimated average burden hours per intermediate response	1.50
Estimated average burden hours per minimum response	.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS
REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Bank of America N.A.

2.a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions?
(Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged.

Name:	File No: (beginning with 84- or 85-):
PFPC	85-1760
The Herring National Bank	N/A

PROCESSED
APR 15 2004
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

SEC 2113 (8-00)

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name:	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

[X] Comptroller of the Currency

[ ] Federal Deposit Insurance Corporation

[ ] Board of Governors of the Federal Reserve System

[ ] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA- 1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Cheek appropriate box.)

[ ] Yes, filed amendment(s)

[ ] No, failed to file amendment(s)

[X] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 10,171

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 313,314

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 33,316

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	0	81	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities Equity	Corporate Securities Debt	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
a. Receives items for transfer and maintains the master securityholder files:	0		80	0	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	0		0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	8		0	0	0	0

7. Scope of certain additional types of activities performed:

a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 80

b. Number of issues for which DRS services were provided, as of December 31: 0

c. Dividend disbursements and interest paying agent activities conducted during the reporting period:

i. number of issues $638,608,150

ii. amount (in dollars) .... ______

8.a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of *December 31:*

	Prior Transfer Agent (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No 0

d. If the answers to subsection (c) is no, provide an explanation for each failure file:

______

9.a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2 .... ______

ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2 .... ______

10. Number of open-end investment company securities purchases and redemptions ("transactions") excluding dividend, interest and distribution postings processed during the reporting period:
   a. Total number of transactions processed: 443,331
   b. Number of transactions processed on a date other than date of receipt of order ("as ofs"): 528

11.a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: .... ____________

SIGNATURE: The Registration submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: [signature]	Title: Senior Vice President & Compliance Manager Telephone number: (214) 721-7300
Name of Official responsible for Form: (First name, Middle name, Last name) Satish G. Pattegar	Date signed (Month/Day/Year): MARCH 30, 2004.

File Number	Supplement to Form TA-2
For the reporting period ended December 31, 2003	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name:	File No: (beginning with 84- or 84-):